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                          [PACIFIC CAPITAL FUNDS LOGO]

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                  PROSPECTUS SUPPLEMENT DATED OCTOBER 1, 2004
                       TO PROSPECTUSES DATED JUNE 1, 2004

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The following information replaces the information in the section entitled "Fund
Management - Portfolio Managers" commencing on page 60 of the Class A/B/C Prospectus and page 49 of the Class Y Prospectus:

GROWTH STOCK FUND, GROWTH AND INCOME AND VALUE FUNDS. The Equity Investment Team of the Asset Management Group of Bank of Hawaii is responsible for managing these three Funds. Team members include Roger J. Khlopin, Laughon Byrant, Jack Liu and Orest Saikevych. Mr. Khlopin, CFA, has been an Executive Vice President and Institutional Equity Manager of the Adviser's registered investment adviser unit since September 2004; previously he served as Chief Investment Officer of Khlopin Financial Services from 2003 to September, 2004, Senior Vice President and Managing Director, Financial Management Advisors from 2001 to 2003 and Vice President - Investments, Pacific Century Trust Company (Bank of Hawaii) from 1991 to March 2001. Mr. Bryant, Vice President, has served the Adviser as a Securities Analyst since 1997; previously he served as Portfolio Manager from 1993 to 1997 in First Hawaiian Bank's Trust and Investments Division. Mr. Liu, CFA, an Assistant Vice President, has served as an Equity Analyst for the Adviser since 2003; previously he served as an Equity Analyst with Cutler & Co., LLC from 2000 to 2003 and pursued his degree at the University of Pennsylvania from 1996 to 2000. Mr. Saikevych, Vice President, has served the Adviser since July 2004; previously he served as Vice President and Investment Officer, Central Pacific Bank from 2003 to July, 2004 and as Vice President and Portfolio Manager, Denis Wong & Associates, Inc. from 1998 to 2003.

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    INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUSES FOR FUTURE
                                   REFERENCE.

PCP0043S2